UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited)	July 31, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 80.9%
Alabama - 1.1%
$500,000	East Alabama Health Care Authority, Health Care Facilities Revenue, 5.000% due 9/1/33 (a)	$498,655

Arizona - 2.6%
1,105,000	University of Arizona, COP, AMBAC, 5.250% due 6/1/10	1,158,360

California - 5.9%
2,500,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC, 5.000% due 8/1/11	2,636,050

Colorado - 3.6%
565,000	Denver, CO, City & County, Airport Revenue, 14.000% due 11/15/08 (b)	581,447
1,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.000% due 9/1/39 (a)	1,024,830

	Total Colorado	1,606,277

Florida - 2.3%
1,000,000	Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes, 5.000% due 6/1/11	1,025,040

Georgia - 2.8%
1,250,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10 (a)(c)	1,265,338

Illinois - 5.9%
2,500,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	2,652,250

Kansas - 2.3%
1,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35 (a)(d)	1,027,020

Massachusetts - 2.3%
1,000,000	Massachusetts State HEFA Revenue, Northeastern University, 4.000% due 10/1/12	1,019,920

Michigan - 5.4%
2,260,000	Michigan State Trunk Line, FGIC, 5.000% due 11/1/11	2,402,741

Missouri - 2.7%
500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.000% due 8/1/13	521,260
700,000	Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project, 4.900% due 5/1/38 (b)	690,676

	Total Missouri	1,211,936

Nevada - 3.4%
1,400,000	Clark County, NV, Refunding Bond Bank, GO, AMBAC, 5.000% due 11/1/13	1,508,682

New Jersey - 5.9%
2,500,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, 5.000% due 6/15/11 (e)	2,660,050

New York - 3.8%
1,650,000	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC, 5.000% due 7/1/09	1,689,963

Pennsylvania - 2.2%
1,000,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PSEG Power LLC Project, 4.000% due 1/15/09 (a)(b)(c)	1,004,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

FACE AMOUNT	SECURITY	VALUE
Tennessee - 3.3%
$1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	$1,503,465

Texas - 18.6%
1,250,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 4.750% due 11/1/13 (b)	1,255,738
1,000,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/34 (a)	1,040,400
1,500,000	North Texas Tollway Authority Revenue, 5.000% due 1/1/38 (a)	1,519,425
1,910,000	Northside, TX, ISD, GO, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10 (a)(c)	1,911,356
2,500,000	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	2,644,325

	Total Texas	8,371,244

Virginia - 3.3%
1,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	1,503,945

Wyoming - 3.5%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA, 5.000% due 12/15/11	1,579,920

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,763,059)	36,325,356

SHORT-TERM INVESTMENTS - 9.4%
Colorado - 1.8%
800,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 2.100%, 8/1/08 (f)	800,000

Kentucky - 2.1%
600,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 2.250%, 8/1/08 (f)	600,000
330,000	Breckinridge County, KY, Association of Counties Leasing Trust Lease Program Revenue, LOC-U.S. Bank, 2.050%, 8/1/08 (f)	330,000

	Total Kentucky	930,000

Massachusetts - 1.3%
600,000	Massachusetts State HEFA Revenue, Museum of Fine Arts, SPA-Bank of America N.A., 1.850%, 8/1/08 (f)	600,000

Michigan - 1.3%
175,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit, SPA-Bank of Nova Scotia, 2.100%, 8/1/08 (f)	175,000
400,000	University of Michigan Revenue, 2.400%, 8/1/08 (f)	400,000

	Total Michigan	575,000

Missouri - 0.4%
200,000	University of Missouri, University Revenues, System Facilities, 2.050%, 8/1/08 (f)	200,000

Oregon - 0.9%
400,000	Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor Project, LOC-Bank of America N.A., 2.100%, 8/1/08 (f)	400,000

Pennsylvania - 0.7%
200,000	Delaware County, PA, IDA, PCR, BP Exploration & Oil Inc. Project, 2.050%, 8/1/08 (f)	200,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 0.7% (continued)
$100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-Wachovia Bank, 2.050%, 8/1/08 (f)	$100,000

	Total Pennsylvania	300,000

Tennessee - 0.2%
100,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 2.200%, 8/1/08 (f)	100,000

Virginia - 0.7%
300,000	Virginia Commonwealth University Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 2.100%, 8/1/08 (f)	300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,205,000)	4,205,000

	TOTAL INVESTMENTS - 90.3% (Cost - $39,968,059#)	40,530,356
	Other Assets in Excess of Liabilities - 9.7%	4,375,802

	TOTAL NET ASSETS - 100.0%	$44,906,158

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

Summary of Investments by Industry †

Special Tax	19.0%
Education	13.8
Transportation	10.8
Industrial Development	10.5
Electric	7.6
Other Revenue	7.2
Leasing	6.8
Pre-Refunded/Escrowed to Maturity	6.6
State General Obligation	6.5
Hospitals	4.2
Local General Obligation	3.7
Resource Recovery	1.7
Miscellaneous	0.8
Pollution Control	0.5
Public Facilities	0.3
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2008 and are subject to change.

Ratings Table* (July 31, 2008) S&P/Moody’s/Fitch**

AAA/Aaa	17.8%
AA/ Aa	40.7
A	19.0
BBB/Baa	12.1
A-1/VMIG1	10.4
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$578,561
Gross unrealized depreciation	(16,264)

Net unrealized appreciation	$562,297

At July 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Notes 2 Year Futures	21	9/08	$4,431,890	$4,452,000	$(20,110)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*    *    *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2008